Segment Information - Summary of Financial Data for Company's Reportable Business Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Total revenue	$ 193,987	$ 151,091	$ 1,204,231	$ 916,201	$ 926,254
Total capital expenditures	17,708	19,941	76,162	65,999	45,488
Income (loss) from continuing operations before taxes	(84,305)	(53,644)	(13,336)	(105,798)	(50,951)
Interest expense	24,109	18,819	86,742	56,443	58,079
Depreciation, depletion, amortization and accretion	26,126	19,356	87,826	72,934	68,290
Total assets	2,018,254		1,729,777	1,251,060	1,284,479
Goodwill impairment				68,202
Loss on debt financings	799			3,115	9,469
West Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment				53,264
East Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment				14,938
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	16,817	18,784	71,629	62,639	44,725
Depreciation, depletion, amortization and accretion	25,637	19,051	86,358	72,468	68,209
Total assets	1,684,802		1,703,713	1,233,451	1,262,721
Operating Segments [Member] | Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue	52,337	31,550	229,047	159,019	146,991
Operating Segments [Member] | Cement [Member]
Segment Reporting Information [Line Items]
Total revenue	11,819	7,707	89,911	76,211	77,676
Operating Segments [Member] | Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue	70,088	42,380	274,970	112,878	100,941
Operating Segments [Member] | Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue	20,914	24,396	278,867	219,811	242,458
Operating Segments [Member] | Paving And Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue	43,899	55,857	528,817	478,280	505,189
Operating Segments [Member] | West Region [Member]
Segment Reporting Information [Line Items]
Total revenue	127,674	94,894	665,716	426,195	484,922
Total capital expenditures	5,419	4,138	31,968	21,856	14,993
Income (loss) from continuing operations before taxes	11,869	1,791	96,133	28,607	14,429
Depreciation, depletion, amortization and accretion	12,088	6,747	33,271	24,167	23,771
Total assets	760,881		777,981	383,544	428,115
Operating Segments [Member] | Central Region [Member]
Segment Reporting Information [Line Items]
Total revenue	56,609	47,542	391,553	329,621	302,113
Total capital expenditures	8,624	12,401	32,114	33,030	20,996
Income (loss) from continuing operations before taxes	710	(423)	83,912	72,918	65,767
Depreciation, depletion, amortization and accretion	10,072	8,847	38,793	33,808	30,215
Total assets	704,314		704,134	657,421	610,003
Operating Segments [Member] | East Region [Member]
Segment Reporting Information [Line Items]
Total revenue	9,704	8,655	146,962	160,385	139,219
Total capital expenditures	2,774	2,245	7,547	7,753	8,736
Income (loss) from continuing operations before taxes	(7,867)	(9,338)	17,955	15,134	10,782
Depreciation, depletion, amortization and accretion	3,477	3,457	14,294	14,493	14,223
Total assets	219,607		221,598	192,486	224,603
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	891	1,157	4,533	3,360	763
Income (loss) from continuing operations before taxes	(9,687)	(7,499)	(36,768)	(24,878)	(15,560)
Depreciation, depletion, amortization and accretion	489	305	1,468	466	81
Total assets	333,452		26,064	17,609	21,758
Operating Segment and Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before taxes	(4,975)	(15,469)	161,232	91,781	75,418
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest expense	24,109	18,819	86,742	56,443	58,079
Depreciation, depletion, amortization and accretion	26,126	19,356	87,826	72,934	68,290
Initial public offering costs	28,296
Goodwill impairment				68,202
Loss on debt financings	799
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	$ (5,070)	$ (10,799)	$ (197,381)	$ (129,998)	$ (147,001)